Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2020	2021
	RMB	RMB
Trademark	2,900	2,900
Computer software	24,956	40,639
Copyright for teaching materials	7,946	12,864
Total	35,802	56,403
Less: Accumulated amortization	(15,500)	(23,225)
Less: impairment provision	—	(21,967)
Intangible assets, net	20,302	11,211

Schedule of amortization expense of intangible assets

Amortization
Expense
RMB
2022	2,661
2023	2,374
2024	1,696
2025	1,061
2026 and thereafter	3,419
11,211